Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Reimbursement payables	¥ 1,240	$ 170	¥ 1,395
Deferred income	200	27	100
Social welfare payables	346	47	278
Deposit	99	14	10
Maintenance fee payables	455	62	258
Deferred IPO expenses	2,721	373
Others	556	76	841
Accrued expenses and other liabilities	¥ 5,617	$ 769	¥ 2,882